Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity	Ordinary Shares Class A CNY (¥) shares	Ordinary Shares Class B CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Accumulated Deficis CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥)	USD ($)
Balance at Jun. 30, 2024	¥ 9,922	¥ 12,204	¥ 196,038,784	¥ (131,841,244)	¥ (228,872)		¥ 63,990,794
Balance (in Shares) at Jun. 30, 2024 | shares	14,707,073	16,816,692
Issuance of Class A Ordinary Shares pursuant to settlement of convertible notes	¥ 382		9,789,039				9,789,421
Issuance of Class A Ordinary Shares pursuant to settlement of convertible notes (in Shares) | shares	524,314
Net (loss) income				(644,605)			(644,605)
Foreign exchange adjustments					(364,145)		(364,145)
Balance at Dec. 31, 2024	¥ 10,304	¥ 12,204	205,827,823	(132,485,849)	(593,017)		72,771,465
Balance (in Shares) at Dec. 31, 2024 | shares	15,231,387	16,816,692
Balance at Jun. 30, 2025	¥ 10,923	¥ 12,204	219,416,239	(193,860,843)	(884,741)		24,693,782
Balance (in Shares) at Jun. 30, 2025 | shares	16,105,132	16,816,692
Issuance of Class A Ordinary Shares pursuant to settlement of convertible notes	¥ 37		378,275				378,312
Issuance of Class A Ordinary Shares pursuant to settlement of convertible notes (in Shares) | shares	53,042
Acquisition of a subsidiary						24,500,000	24,500,000
Net (loss) income				(4,330,486)		4,885,001	554,515	$ 79,296
Foreign exchange adjustments					(857,760)		(857,760)
Balance at Dec. 31, 2025	¥ 10,960	¥ 12,204	¥ 219,794,514	¥ (198,191,329)	¥ (1,742,501)	¥ 29,385,001	¥ 49,268,849	$ 7,045,352
Balance (in Shares) at Dec. 31, 2025 | shares	16,158,174	16,816,692